UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2661

Name of Fund:  Merrill Lynch Pacific Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Pacific Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Merrill Lynch Pacific Fund, Inc.


Schedule of Investments as of March 31, 2006                                                                    (in U.S. dollars)
                                                      Shares
Country           Industry                              Held   Common Stocks                                             Value
Australia - 2.4%  Capital Markets - 1.1%             174,000   Macquarie Bank Ltd.                                $     8,024,871
                                                   2,372,100   Macquarie Capital Alliance Group (b)                     2,545,589
                                                                                                                  ---------------
                                                                                                                       10,570,460

                  Commercial Services &              576,706   Brambles Industries Ltd.                                 4,420,605
                  Supplies - 0.5%

                  Industrial Conglomerates - 0.4%    145,000   Wesfarmers Ltd.                                          3,606,312

                  Textiles, Apparel &                385,000   Billabong International Ltd.                             4,172,757
                  Luxury Goods - 0.4%

                                                               Total Common Stocks in Australia                        22,770,134


China - 2.4%      Automobiles - 0.9%              19,244,000   Dongfeng Motor Group Co. Ltd. (b)                        8,431,812

                  Metals & Mining - 0.6%           6,400,000   Angang New Steel Co. Ltd.                                6,020,735

                  Oil, Gas & Consumable            4,817,000   China Shenhua Energy Co. Ltd. Class H (b)                8,473,366
                  Fuels - 0.9%

                                                               Total Common Stocks in China                            22,925,913


Hong Kong - 4.6%  Automobiles - 1.0%              24,792,000   Denway Motors Ltd.                                       9,664,594

                  Food Products - 0.6%            10,081,000   Cofco International Ltd.                                 5,813,576

                  Industrial                       1,560,438   Hutchison Whampoa Ltd.                                  14,307,643
                  Conglomerates - 1.5%

                  Insurance - 0.5%                 1,933,000   Ping An Insurance Group Co. of China Ltd.                4,982,055

                  Real Estate - 1.0%               2,701,000   Wharf Holdings Ltd.                                      9,920,102

                                                               Total Common Stocks in Hong Kong                        44,687,970


India - 4.4%      Chemicals - 2.3%                 1,257,000   Reliance Industries Ltd.                                22,459,021

                  Consumer Finance - 0.1%          1,257,000   Reliance Capital Ventures Ltd. (b)                         700,919

                  Electric Utilities - 0.3%          960,000   National Thermal Power Corp. Ltd.                        2,886,570

                  Oil, Gas & Consumable              168,000   Oil & Natural Gas Corp. Ltd.                             4,936,520
                  Fuels - 0.8%                     1,257,000   Reliance Energy Ventures Ltd. (b)                        1,222,730
                                                   1,257,000   Reliance Natural Resources Ltd. (b)                        940,670
                                                                                                                  ---------------
                                                                                                                        7,099,920

                  Wireless Telecommunication       1,257,000   Reliance Communication Ventures Ltd. (b)                 8,712,831
                  Services - 0.9%

                                                               Total Common Stocks in India                            41,859,261


Japan - 70.6%     Auto Components - 5.6%             950,000   Calsonic Kansei Corp.                                    7,286,634
                                                     597,000   Futaba Industrial Co., Ltd.                             14,572,082
                                                     361,000   Mitsuba Corp.                                            4,491,465
                                                     663,000   Toyota Industries Corp.                                 27,027,968
                                                                                                                  ---------------
                                                                                                                       53,378,149

                  Automobiles - 3.8%                 175,000   Honda Motor Co., Ltd.                                   10,812,357
                                                   1,136,000   Suzuki Motor Corp.                                      26,043,563
                                                                                                                  ---------------
                                                                                                                       36,855,920

                  Building Products - 3.6%           685,000   Asahi Glass Co., Ltd.                                   10,212,010
                                                     704,000   Daikin Industries Ltd.                                  24,582,422
                                                                                                                  ---------------
                                                                                                                       34,794,432

                  Chemicals - 7.5%                 2,434,300   Mitsubishi Rayon Co., Ltd.                              19,888,679
                                                     554,000   Shin-Etsu Chemical Co., Ltd.                            30,003,051
                                                   1,855,000   Sumitomo Chemical Co., Ltd.                             15,061,361
                                                   2,484,000   Ube Industries Ltd.                                      7,305,263
                                                                                                                  ---------------
                                                                                                                       72,258,354

                  Commercial Banks - 3.9%              1,100   Mizuho Financial Group, Inc.                             8,977,879
                                                       2,507   Resona Holdings, Inc. (b)                                8,605,263
                                                   1,405,100   Shinsei Bank Ltd.                                        9,812,716
                                                         882   Sumitomo Mitsui Financial Group, Inc.                    9,717,773
                                                                                                                  ---------------
                                                                                                                       37,113,631

                  Construction &                     838,000   JGC Corp.                                               16,441,817
                  Engineering - 3.8%               2,816,000   Okumura Corp.                                           15,465,446
                                                   1,133,400   Toda Corp.                                               5,071,915
                                                                                                                  ---------------
                                                                                                                       36,979,178

                  Electric Utilities - 1.6%          600,600   Chubu Electric Power Co., Inc.                          15,016,273

                  Electronic Equipment &             556,000   Hoya Corp.                                              22,383,253
                  Instruments - 4.3%                 281,900   Murata Manufacturing Co., Ltd.                          19,041,809
                                                                                                                  ---------------
                                                                                                                       41,425,062

                  Food & Staples Retailing - 1.3%    325,600   Seven & I Holdings Co. Ltd.                             12,859,530

                  Gas Utilities - 3.1%             6,866,000   Tokyo Gas Co., Ltd.                                     29,968,557

                  Health Care Equipment &            547,000   Terumo Corp.                                            17,941,266
                  Supplies - 1.9%

                  Household Durables - 1.7%          217,200   Rinnai Corp.                                             6,498,144
                                                     559,000   Sharp Corp.                                              9,878,083
                                                                                                                  ---------------
                                                                                                                       16,376,227

                  Insurance - 10.5%                4,321,300   Aioi Insurance Co., Ltd.                                31,863,132
                                                       1,619   Millea Holdings, Inc.                                   31,971,099
                                                   2,385,000   Mitsui Sumitomo Insurance Co., Ltd.                     32,361,937
                                                     500,000   Nipponkoa Insurance Co., Ltd.                            4,551,233
                                                                                                                  ---------------
                                                                                                                      100,747,401

                  Machinery - 5.5%                 1,411,000   Ebara Corp.                                              8,849,394
                                                   2,996,000   Kubota Corp.                                            32,247,818
                                                   1,200,000   Tadano Ltd.                                             11,319,603
                                                                                                                  ---------------
                                                                                                                       52,416,815

                  Office Electronics - 1.7%          242,000   Canon, Inc.                                             15,977,456

                  Pharmaceuticals - 5.3%             789,000   Chugai Pharmaceutical Co., Ltd.                         14,276,761
                                                     648,000   Takeda Pharmaceutical Co., Ltd.                         36,851,259
                                                                                                                  ---------------
                                                                                                                       51,128,020

                  Semiconductors & Semiconductor     114,300   Rohm Co., Ltd.                                          12,060,641
                  Equipment - 1.3%

                  Software - 1.3%                    161,000   Fuji Soft ABC, Inc.                                      4,775,828
                                                     212,000   Trend Micro, Inc.                                        7,420,629
                                                                                                                  ---------------
                                                                                                                       12,196,457

                  Trading Companies &              1,225,000   Mitsubishi Corp.                                        27,824,392
                  Distributors - 2.9%

                                                               Total Common Stocks in Japan                           677,317,761


Malaysia - 0.4%   Commercial Banks - 0.4%          2,400,000   Commerce Asset Holdings BHD                              4,105,237

                                                               Total Common Stocks in Malaysia                          4,105,237


New               Diversified Financial           29,250,735   Guinness Peat Group Plc                                 48,270,604
Zealand - 5.0%    Services - 5.0%

                                                               Total Common Stocks in New Zealand                      48,270,604


Singapore - 2.0%  Commercial Banks - 0.4%            976,800   Oversea-Chinese Banking Corp.                            4,044,471

                  Industrial                       1,747,000   Keppel Corp. Ltd.                                       14,898,866
                  Conglomerates - 1.6%

                                                               Total Common Stocks in Singapore                        18,943,337


South             Auto Components - 0.1%              56,990   Halla Climate Control                                      543,712
Korea - 4.3%
                  Automobiles - 0.7%                  75,000   Hyundai Motor Co.                                        6,306,283

                  Chemicals - 0.5%                   375,000   Hanwha Chemical Corp.                                    4,785,674

                  Metals & Mining - 1.8%             272,000   POSCO (a)                                               17,353,600

                  Multiline Retail - 0.3%            138,400   Lotte Shopping Co. (a)(b)(d)                             2,834,515

                  Textiles, Apparel &                250,000   Cheil Industries, Inc.                                   9,159,677
                  Luxury Goods - 0.9%

                                                               Total Common Stocks in South Korea                      40,983,461


Taiwan - 1.4%     Electronic Equipment &           1,638,395   Delta Electronics, Inc.                                  3,811,512
                  Instruments - 0.8%                 650,000   HON HAI Precision Industry                               4,025,698
                                                                                                                  ---------------
                                                                                                                        7,837,210

                  Metals & Mining - 0.6%             327,818   China Steel Corp. (a)                                    6,141,408

                                                               Total Common Stocks in Taiwan                           13,978,618


Thailand - 0.5%   Oil, Gas & Consumable              775,000   PTT PCL                                                  4,662,553
                  Fuels - 0.5%

                                                               Total Common Stocks in Thailand                          4,662,553

                                                               Total Common Stocks
                                                               (Cost - $515,091,616) - 98.0%                          940,504,849


                                                  Beneficial
                                                    Interest   Short-Term Securities
                                               $  14,024,101   Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I, 4.56% (c)(e)                       14,024,101

                                                               Total Short-Term Securities
                                                               (Cost - $14,024,101) - 1.4%                             14,024,101

                                                               Total Investments (Cost - $529,115,717*) - 99.4%       954,528,950
                                                               Other Assets Less Liabilities - 0.6%                     5,293,690
                                                                                                                  ---------------
                                                               Net Assets - 100.0%                                $   959,822,640
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $       574,390,304
                                                ===================
    Gross unrealized appreciation               $       382,753,881
    Gross unrealized depreciation                       (2,615,235)
                                                -------------------
    Net unrealized appreciation                 $       380,138,646
                                                ===================


(a) Depositary receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                   $    5,712,776       $  93,704
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                   $  (1,560,000)       $   2,016


(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Variable rate security.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts purchased as of March 31, 2006 were as follows:


    Foreign Currency              Settlement                Unrealized
    Purchased                        Date                  Depreciation

    JPY    79,474,820             April 2006              $       (755)
                                                          -------------
    Total Unrealized Depreciation on
    Forward Foreign Exchange
    Contracts - Net
    (USD Commitment - $674,831)                           $       (755)
                                                          =============


  o Forward foreign exchange contracts sold as of March 31, 2006 were as follows:


    Foreign Currency              Settlement                Unrealized
    Sold                             Date                  Appreciation

    JPY   142,467,080             April 2006              $       1,353
                                                          -------------
    Total Unrealized Appreciation on
    Forward Foreign Exchange
    Contracts - Net
    (USD Commitment - $1,209,706)                         $       1,353
                                                          =============


  o Currency Abbreviations:
    JPY   Japanese Yen
    USD   U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Pacific Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Pacific Fund, Inc.


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Pacific Fund, Inc.


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Pacific Fund, Inc.


Date:  May 22, 2006